Accounts Receivable	6 Months Ended
Jun. 30, 2023
Accounts Receivable
Accounts Receivable

Note 3 – Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2023	2022
Accounts receivable	$44,964,778	$44,331,093
Allowance for doubtful accounts	(3,803,205)	(4,156,761)
Accounts receivable, net	$41,161,573	$40,174,332

The movement of allowance for doubtful accounts are as follows:

	June 30,	December 31,
	2023	2022
Balance at beginning of period	$4,156,761	$3,717,708
Change of allowance for doubtful accounts	(156,981)	738,922
Translation adjustments	(196,575)	(299,869)
Balance at end of period	$3,803,205	$4,156,761